Document and Entity Information	Sep. 09, 2025
Document And Entity Information [Line Items]
Entity Registrant Name	RAYMOND JAMES FINANCIAL INC
Amendment Flag	false
Entity Central Index Key	0000720005
Document Type	8-K
Document Period End Date	Sep. 09, 2025
Entity Incorporation State Country Code	FL
Entity File Number	1-9109
Entity Tax Identification Number	59-1517485
Entity Address, Address Line One	880 Carillon Parkway
Entity Address, City or Town	St. Petersburg
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33716
City Area Code	(727)
Local Phone Number	567-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $.01 par value
Trading Symbol	RJF
Security Exchange Name	NYSE
Series B Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, Each Representing a 1/40th Interest in a Share of 6.375% Fixed-to-Floating Rate Series B Non-Cumulative Perpetual Preferred Stock
Trading Symbol	RJF PrB
Security Exchange Name	NYSE